Schedule of Investments (unaudited) June 30, 2019	BlackRock Tactical Opportunities Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Asset-Backed Securities — 0.0%
Knollwood CDO Ltd., Series 2004-1A, Class C, (LIBOR USD 3 Month + 3.20%), 4.36%, 01/10/39(a)(b)(c)	USD	167	$—

Total Asset-Backed Securities — 0.0% (Cost: $161,969)			—

		Shares

Common Stocks — 66.8%

Aerospace & Defense — 1.1%
Airbus SE		9,917	1,403,469
BAE Systems plc		67,492	424,179
Boeing Co. (The)		7,043	2,563,722
Dassault Aviation SA		1,308	1,879,981
General Dynamics Corp.		1,349	245,275
Harris Corp.		1,158	219,013
Huntington Ingalls Industries, Inc.		1,263	283,847
Lockheed Martin Corp.		635	230,848
Northrop Grumman Corp.		867	280,136
Raytheon Co.		2,043	355,237
Singapore Technologies Engineering Ltd.		488,700	1,496,782
Spirit AeroSystems Holdings, Inc., Class A		845	68,758
Thales SA		3,344	413,058
TransDigm Group, Inc.(d)		880	425,744

			10,290,049

Air Freight & Logistics — 2.1%
CH Robinson Worldwide, Inc.		35,060	2,957,311
Expeditors International of Washington, Inc.		13,996	1,061,736
FedEx Corp.		32,900	5,401,851
United Parcel Service, Inc., Class B		73,685	7,609,450
XPO Logistics, Inc.(d)		35,354	2,043,815

			19,074,163

Airlines — 0.8%
American Airlines Group, Inc.		42,610	1,389,512
Delta Air Lines, Inc.		38,041	2,158,827
Deutsche Lufthansa AG (Registered)		13,235	226,925
easyJet plc		10,335	125,131
Southwest Airlines Co.		48,206	2,447,901
United Continental Holdings, Inc.(d)		14,939	1,307,909

			7,656,205

Automobiles — 1.4%
Bayerische Motoren Werke AG		10,814	799,343
Daimler AG (Registered)		41,979	2,341,245
Ferrari NV		3,380	548,032
Fiat Chrysler Automobiles NV(d)		24,856	344,962
Ford Motor Co.		112,920	1,155,172
General Motors Co.		55,179	2,126,047
Harley-Davidson, Inc.		5,848	209,534
Honda Motor Co. Ltd.		25,400	656,813
Nissan Motor Co. Ltd.		21,800	156,142
Subaru Corp.		14,600	355,469
Tesla, Inc.(d)		6,912	1,544,555
Toyota Motor Corp.		32,800	2,035,694

			12,273,008

Banks — 5.6%
AIB Group plc		131,705	538,543
Australia & New Zealand Banking Group Ltd.		49,527	983,078
Banco Bilbao Vizcaya Argentaria SA		222,652	1,241,882
Banco Santander SA		389,833	1,806,741
Bank Hapoalim BM		24,007	178,281
Bank Leumi Le-Israel BM		23,214	167,792

Security	Shares	Value

Banks (continued)
Bank of America Corp.	173,547	$5,032,863
Bank of Ireland Group plc	78,780	412,147
Bank of Kyoto Ltd. (The)	900	34,893
Bank of Montreal	14,494	1,094,839
Bank of Nova Scotia (The)	23,676	1,271,711
Barclays plc	401,586	763,837
BNP Paribas SA	20,990	995,037
BOC Hong Kong Holdings Ltd.	36,500	143,706
CaixaBank SA	48,497	139,090
Canadian Imperial Bank of Commerce	8,072	634,763
Citigroup, Inc.	38,760	2,714,363
Commonwealth Bank of Australia	30,468	1,772,889
Credit Agricole SA	28,837	344,104
DBS Group Holdings Ltd.	27,600	530,198
DNB ASA	54,806	1,021,236
Erste Group Bank AG(d)	5,609	208,005
FinecoBank Banca Fineco SpA	3,702	41,298
Fukuoka Financial Group, Inc.	19,900	364,437
Hang Seng Bank Ltd.	5,500	136,898
HSBC Holdings plc	402,634	3,360,490
ING Groep NV	54,520	631,546
Japan Post Bank Co. Ltd.	82,700	840,366
JPMorgan Chase & Co.	59,828	6,688,770
KBC Group NV	2,849	186,966
Mediobanca Banca di Credito Finanziario SpA	3,231	33,317
Mitsubishi UFJ Financial Group, Inc.	298,700	1,422,701
Mizrahi Tefahot Bank Ltd.	1,382	31,924
Mizuho Financial Group, Inc.	588,000	855,026
National Australia Bank Ltd.	39,288	737,989
Nordea Bank Abp	25,061	181,973
Oversea-Chinese Banking Corp. Ltd.	49,000	413,325
Royal Bank of Canada	30,358	2,412,552
Royal Bank of Scotland Group plc	145,799	406,650
Societe Generale SA	6,690	168,851
Standard Chartered plc	70,925	643,422
Sumitomo Mitsui Financial Group, Inc.	29,100	1,031,470
Svenska Handelsbanken AB, Class A	5,534	54,613
Toronto-Dominion Bank (The)	36,485	2,131,902
UniCredit SpA	31,657	389,661
United Overseas Bank Ltd.	19,400	375,044
US Bancorp	17,897	937,803
Wells Fargo & Co.	70,748	3,347,795
Westpac Banking Corp.	60,056	1,196,931

		51,053,718

Beverages — 0.2%
Anheuser-Busch InBev SA/NV	10,386	919,061
Diageo plc	17,873	769,259
Kirin Holdings Co. Ltd.	11,600	250,473
Treasury Wine Estates Ltd.	17,991	188,950

		2,127,743

Biotechnology — 1.8%
AbbVie, Inc.	40,064	2,913,454
Alexion Pharmaceuticals, Inc.(d)	4,718	617,964
Alkermes plc(d)	15,214	342,923
Amgen, Inc.	18,602	3,427,977
BeiGene Ltd., ADR(d)	171	21,195
Biogen, Inc.(d)	4,900	1,145,963
Celgene Corp.(d)	19,352	1,788,899
CSL Ltd.	10,959	1,659,454
Exact Sciences Corp.(d)	1,547	182,608
Genmab A/S(d)	107	19,675
Gilead Sciences, Inc.	29,744	2,009,505
Incyte Corp.(d)	4,969	422,166

1

Schedule of Investments (unaudited) (continued) June 30, 2019	BlackRock Tactical Opportunities Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Biotechnology (continued)
Ionis Pharmaceuticals, Inc.(d)	1,292	$83,037
Regeneron Pharmaceuticals, Inc.(d)	900	281,700
Vertex Pharmaceuticals, Inc.(d)	8,356	1,532,323

		16,448,843

Building Products — 0.1%
Lennox International, Inc.	439	120,725
Masco Corp.	5,367	210,601
TOTO Ltd.	8,000	316,818

		648,144

Capital Markets — 1.9%
3i Group plc	22,984	325,176
Ameriprise Financial, Inc.	971	140,950
ASX Ltd.	4,252	246,348
Bank of New York Mellon Corp. (The)	16,193	714,921
Brookfield Asset Management, Inc., Class A	22,534	1,078,046
Charles Schwab Corp. (The)	22,686	911,750
CME Group, Inc.	4,811	933,863
Credit Suisse Group AG (Registered)(d)	111,612	1,335,903
Deutsche Boerse AG	2,385	336,690
FactSet Research Systems, Inc.	145	41,551
Goldman Sachs Group, Inc. (The)	5,889	1,204,889
Hargreaves Lansdown plc	5,004	122,264
Hong Kong Exchanges & Clearing Ltd.	18,300	646,724
IGM Financial, Inc.	675	19,273
Intercontinental Exchange, Inc.	6,602	567,376
Invesco Ltd.	6,154	125,911
Japan Exchange Group, Inc.	16,900	269,163
Julius Baer Group Ltd.(d)	4,636	206,553
London Stock Exchange Group plc	2,973	207,172
Macquarie Group Ltd.	9,684	854,188
MarketAxess Holdings, Inc.	578	185,781
Moody’s Corp.	2,889	564,251
Morgan Stanley	31,643	1,386,280
MSCI, Inc.	2,988	713,505
Nomura Holdings, Inc.	165,400	585,545
Northern Trust Corp.	3,382	304,380
S&P Global, Inc.	5,417	1,233,938
Schroders plc	1,573	61,022
St. James’s Place plc	2,237	31,234
Standard Life Aberdeen plc	6,518	24,388
State Street Corp.	6,339	355,364
TD Ameritrade Holding Corp.	699	34,894
UBS Group AG (Registered)(d)	140,459	1,669,390

		17,438,683

Chemicals — 1.6%
Air Products & Chemicals, Inc.	657	148,725
Air Water, Inc.	67,300	1,155,430
Albemarle Corp.	5,403	380,425
Asahi Kasei Corp.	41,600	444,728
BASF SE	14,330	1,042,496
Clariant AG (Registered)(d)	19,099	388,569
Corteva, Inc.(d)	5,737	169,643
Covestro AG(c)	3,129	159,296
Daicel Corp.	27,100	241,514
Dow, Inc.	16,258	801,682
DuPont de Nemours, Inc.	27,686	2,078,388
EMS-Chemie Holding AG (Registered)	401	260,309
Evonik Industries AG	12,495	364,077
Hitachi Chemical Co. Ltd.	2,400	65,414
Kaneka Corp.	16,600	625,865
Koninklijke DSM NV	555	68,478
Linde plc	7,242	1,454,194
LyondellBasell Industries NV, Class A	2,877	247,796

Security	Shares	Value

Chemicals (continued)
Mitsubishi Chemical Holdings Corp.	42,200	$295,455
Mitsubishi Gas Chemical Co., Inc.	6,400	85,602
Mitsui Chemicals, Inc.	5,600	139,129
Nippon Paint Holdings Co. Ltd.	1,800	70,075
Nissan Chemical Corp.	6,200	280,104
Nitto Denko Corp.	8,800	435,569
Nutrien Ltd.	2,803	149,937
Sherwin-Williams Co. (The)	4,947	2,267,161
Shin-Etsu Chemical Co. Ltd.	1,100	102,918
Showa Denko KK	9,400	278,176
Teijin Ltd.	800	13,668
Toray Industries, Inc.	30,700	233,243
Tosoh Corp.	30,900	435,843

		14,883,909

Commercial Services & Supplies — 0.8%
Cintas Corp.	4,269	1,012,991
Copart, Inc.(d)	5,026	375,643
Dai Nippon Printing Co. Ltd.	33,200	709,059
Edenred	38,708	1,972,734
ISS A/S	13,612	411,529
Republic Services, Inc.	2,794	242,072
Secom Co. Ltd.	12,700	1,094,357
Sohgo Security Services Co. Ltd.	8,600	397,511
Toppan Printing Co. Ltd.	38,500	585,442

		6,801,338

Construction & Engineering — 0.7%
Bouygues SA	20,901	774,027
CIMIC Group Ltd.	7,488	235,463
Eiffage SA	19,873	1,964,039
Kajima Corp.	40,400	555,680
Obayashi Corp.	11,800	116,569
Shimizu Corp.	46,300	385,502
Taisei Corp.	13,900	506,329
Vinci SA	21,164	2,161,388

		6,698,997

Construction Materials — 0.0%
Taiheiyo Cement Corp.	800	24,289

Consumer Finance — 0.4%
Acom Co. Ltd.	35,000	126,306
AEON Financial Service Co. Ltd.	4,700	75,857
American Express Co.	15,627	1,928,997
Capital One Financial Corp.	4,574	415,045
Credit Saison Co. Ltd.	4,100	48,119
Discover Financial Services	7,951	616,918
Synchrony Financial	8,421	291,956

		3,503,198

Containers & Packaging — 0.5%
Amcor plc(d)	2,039	23,428
Ball Corp.	21,062	1,474,129
Crown Holdings, Inc.(d)	5,285	322,914
Packaging Corp. of America	395	37,652
Sealed Air Corp.	10,428	446,110
Toyo Seikan Group Holdings Ltd.	19,700	391,691
Westrock Co.	44,962	1,639,764

		4,335,688

Distributors — 0.0%
Jardine Cycle & Carriage Ltd.	600	16,078

Diversified Financial Services — 0.8%
AMP Ltd.	10,100	15,066
AXA Equitable Holdings, Inc.	8,739	182,645

2

Schedule of Investments (unaudited) (continued) June 30, 2019	BlackRock Tactical Opportunities Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Diversified Financial Services (continued)
Berkshire Hathaway, Inc., Class B(d)	23,828	$5,079,415
EXOR NV	1,308	91,636
Groupe Bruxelles Lambert SA	5,212	512,085
Industrivarden AB, Class C	8,221	182,415
Investor AB, Class B	2,760	132,726
ORIX Corp.	34,200	511,115
Wendel SA	3,703	504,819

		7,211,922

Diversified Telecommunication Services — 1.2%
AT&T, Inc.	75,584	2,532,820
BCE, Inc.	1,918	87,262
BT Group plc	33,429	83,584
Deutsche Telekom AG (Registered)	20,801	360,370
Koninklijke KPN NV	11,947	36,687
Nippon Telegraph & Telephone Corp.	15,700	731,458
Orange SA	31,696	499,944
Singapore Telecommunications Ltd.	51,300	132,781
Spark New Zealand Ltd.	5,159	13,880
Swisscom AG (Registered)	705	354,115
Telefonica Deutschland Holding AG	13,398	37,432
Telefonica SA	93,794	771,296
Telenor ASA	24,573	522,083
Telia Co. AB	12,121	53,736
Telstra Corp. Ltd.	38,229	103,375
Verizon Communications, Inc.	80,715	4,611,248
Zayo Group Holdings, Inc.(d)	2,543	83,690

		11,015,761

Electric Utilities — 1.9%
American Electric Power Co., Inc.	24,434	2,150,436
Chubu Electric Power Co., Inc.	38,500	540,823
Chugoku Electric Power Co., Inc. (The)	24,100	303,919
Duke Energy Corp.	23,538	2,076,993
Edison International	25,352	1,708,978
EDP — Energias de Portugal SA	3,952	15,019
Endesa SA	846	21,760
Enel SpA	172,210	1,201,294
Entergy Corp.	5,121	527,105
Evergy, Inc.	689	41,443
Exelon Corp.	45,787	2,195,029
FirstEnergy Corp.	24,190	1,035,574
Iberdrola SA	77,250	769,115
Kansai Electric Power Co., Inc. (The)	24,600	281,999
Kyushu Electric Power Co., Inc.	14,400	141,471
Longview Energy Co. (Acquired 08/13/04, cost $48,000)(b)(d)(e)	3,200	6,176
NextEra Energy, Inc.	9,859	2,019,715
Pinnacle West Capital Corp.	2,180	205,116
PPL Corp.	1,342	41,615
Red Electrica Corp. SA	6,716	139,882
Southern Co. (The)	8,762	484,363
Tohoku Electric Power Co., Inc.	21,300	215,533
Tokyo Electric Power Co. Holdings, Inc.(d)	47,400	247,573
Verbund AG	2,605	136,465
Xcel Energy, Inc.	9,031	537,254

		17,044,650

Electrical Equipment — 0.6%
ABB Ltd. (Registered)	5,128	102,807
Acuity Brands, Inc.	9,618	1,326,418
AMETEK, Inc.	159	14,444
Eaton Corp. plc	5,125	426,810
Emerson Electric Co.	23,477	1,566,385
Fuji Electric Co. Ltd.	10,700	370,827
Mitsubishi Electric Corp.	34,800	460,059

Security	Shares	Value

Electrical Equipment (continued)
Rockwell Automation, Inc.	4,984	$816,529
Sensata Technologies Holding plc(d)	6,746	330,554

		5,414,833

Electronic Equipment, Instruments & Components — 0.4%
CDW Corp.	7,787	864,357
Hitachi Ltd.	22,700	835,194
Ingenico Group SA	6,638	587,472
Keyence Corp.	800	493,378
Murata Manufacturing Co. Ltd.	1,000	45,021
Omron Corp.	12,700	666,065
Shimadzu Corp.	4,300	105,858
TDK Corp.	1,300	101,262
Zebra Technologies Corp., Class A(d)	677	141,825

		3,840,432

Energy Equipment & Services — 0.2%
Baker Hughes a GE Co., Class A	27,795	684,591
Halliburton Co.	43,179	981,890
National Oilwell Varco, Inc.	20,520	456,160

		2,122,641

Entertainment — 1.1%
Konami Holdings Corp.	3,800	178,747
Live Nation Entertainment, Inc.(d)	3,513	232,736
Modern Times Group MTG AB, Class B	52	583
Netflix, Inc.(d)	8,399	3,085,121
Nintendo Co. Ltd.	2,000	733,798
Toho Co. Ltd.	4,900	208,760
Ubisoft Entertainment SA(d)	3,830	299,539
Viacom, Inc., Class B	3,821	114,133
Vivendi SA	25,697	705,195
Walt Disney Co. (The)	30,617	4,275,358

		9,833,970

Equity Real Estate Investment Trusts (REITs) — 0.1%
Equity Residential	5,674	430,770

Food & Staples Retailing — 0.7%
Alimentation Couche-Tard, Inc., Class B	14,452	909,465
Coles Group Ltd.(d)	13,663	128,284
Colruyt SA	10,637	617,519
Costco Wholesale Corp.	2,252	595,113
George Weston Ltd.	3,996	303,221
ICA Gruppen AB	14,267	613,320
J Sainsbury plc	87,511	217,465
Jeronimo Martins SGPS SA	9,246	149,038
Koninklijke Ahold Delhaize NV	55,011	1,234,980
Kroger Co. (The)	7,869	170,836
Loblaw Cos. Ltd.	4,630	237,060
Metro, Inc.	4,979	186,834
Seven & i Holdings Co. Ltd.	10,200	345,590
Tesco plc	11,522	33,214
Walgreens Boots Alliance, Inc.	2,644	144,547
Walmart, Inc.	3,597	397,433
Wm Morrison Supermarkets plc	22,329	57,155
Woolworths Group Ltd.	14,021	327,407

		6,668,481

Food Products — 0.6%
a2 Milk Co. Ltd.(d)	6,702	66,250
Chocoladefabriken Lindt & Spruengli AG (Registered)	7	569,350
MEIJI Holdings Co. Ltd.	600	42,901
Nestle SA (Registered)	43,272	4,479,614
Orkla ASA	25,265	224,225

3

Schedule of Investments (unaudited) (continued) June 30, 2019	BlackRock Tactical Opportunities Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Food Products (continued)
WH Group Ltd.(c)	243,500	$247,005

		5,629,345

Gas Utilities — 0.1%
Hong Kong & China Gas Co. Ltd.	43,000	95,327
Naturgy Energy Group SA	5,074	139,833
Osaka Gas Co. Ltd.	11,700	204,188
Toho Gas Co. Ltd.	5,700	210,173
Tokyo Gas Co. Ltd.	18,700	440,796

		1,090,317

Health Care Equipment & Supplies — 2.6%
Abbott Laboratories	45,828	3,854,135
ABIOMED, Inc.(d)	85	22,142
Alcon, Inc.(d)	22,265	1,374,856
Align Technology, Inc.(d)	2,403	657,701
Baxter International, Inc.	16,496	1,351,022
Becton Dickinson and Co.	4,737	1,193,771
Boston Scientific Corp.(d)	27,460	1,180,231
Cochlear Ltd.	1,447	210,677
Coloplast A/S, Class B	3,997	451,816
Danaher Corp.	14,473	2,068,481
Dentsply Sirona, Inc.	3,971	231,748
DexCom, Inc.(d)	489	73,272
Edwards Lifesciences Corp.(d)	4,988	921,483
Fisher & Paykel Healthcare Corp. Ltd.	34,015	353,841
Hologic, Inc.(d)	1,992	95,656
Hoya Corp.	13,200	1,014,476
IDEXX Laboratories, Inc.(d)	2,265	623,622
Intuitive Surgical, Inc.(d)	1,538	806,758
Koninklijke Philips NV	23,391	1,016,946
Medtronic plc	29,592	2,881,965
Olympus Corp.	23,200	258,190
Siemens Healthineers AG(c)	17,042	718,115
Smith & Nephew plc	20,273	440,221
Stryker Corp.	6,581	1,352,922
Sysmex Corp.	2,200	143,924
Teleflex, Inc.	244	80,801
Terumo Corp.	1,500	44,810
Varian Medical Systems, Inc.(d)	645	87,804
Zimmer Biomet Holdings, Inc.	3,583	421,862

		23,933,248

Health Care Providers & Services — 1.7%
Alfresa Holdings Corp.	13,400	331,397
AmerisourceBergen Corp.	5,460	465,520
Anthem, Inc.	1,357	382,959
Cardinal Health, Inc.	8,086	380,851
Cigna Corp.	5,373	846,516
CVS Health Corp.	36,650	1,997,058
DaVita, Inc.(d)	5,839	328,502
Fresenius Medical Care AG & Co. KGaA	5,103	400,755
Fresenius SE & Co. KGaA	5,792	314,505
HCA Healthcare, Inc.	12,537	1,694,626
Henry Schein, Inc.(d)	3,253	227,385
Humana, Inc.	2,079	551,559
Laboratory Corp. of America Holdings(d)	2,380	411,502
McKesson Corp.	5,651	759,438
Medipal Holdings Corp.	14,800	327,354
NMC Health plc	1,008	30,840
Quest Diagnostics, Inc.	3,322	338,213
Ramsay Health Care Ltd.	4,950	251,304
Ryman Healthcare Ltd.	48,066	379,619
Sonic Healthcare Ltd.	23,004	438,317
Suzuken Co. Ltd.	7,600	446,603
UnitedHealth Group, Inc.	14,267	3,481,291

Security	Shares	Value

Health Care Providers & Services (continued)
Universal Health Services, Inc., Class B	2,869	$374,089

		15,160,203

Health Care Technology — 0.1%(d)
Cerner Corp.	8,373	613,741
Veeva Systems, Inc., Class A	2,559	414,839

		1,028,580

Hotels, Restaurants & Leisure — 0.3%
Carnival plc	334	14,699
Compass Group plc	12,002	287,709
Marriott International, Inc., Class A	6,935	972,911
Oriental Land Co. Ltd.	1,000	124,058
Restaurant Brands International, Inc.	5,235	364,058
SJM Holdings Ltd.	12,000	13,646
Tabcorp Holdings Ltd.	13,740	42,929
Whitbread plc	7,217	424,632

		2,244,642

Household Durables — 0.1%
NVR, Inc.(d)	77	259,509
PulteGroup, Inc.	2,974	94,038
Sony Corp.	4,800	252,240

		605,787

Household Products — 1.3%
Church & Dwight Co., Inc.	11,409	833,541
Clorox Co. (The)	6,133	939,024
Colgate-Palmolive Co.	7,161	513,229
Essity AB, Class B	18,549	570,631
Henkel AG & Co. KGaA	3,819	350,994
Kimberly-Clark Corp.	14,142	1,884,846
Lion Corp.	1,000	18,655
Procter & Gamble Co. (The)	53,665	5,884,367
Reckitt Benckiser Group plc	12,243	966,643

		11,961,930

Independent Power and Renewable Electricity Producers — 0.1%
Meridian Energy Ltd.	15,897	50,794
NRG Energy, Inc.	14,470	508,187
Uniper SE	5,002	151,570
Vistra Energy Corp.	4,627	104,755

		815,306

Industrial Conglomerates — 0.8%
BGP Holdings plc	13,000	496,044
DCC plc	11,087	989,087
General Electric Co.	175,080	1,838,340
Jardine Matheson Holdings Ltd.	2,400	151,375
Keihan Holdings Co. Ltd.	4,200	183,245
Keppel Corp. Ltd.	311,200	1,533,405
NWS Holdings Ltd.	358,000	736,324
Siemens AG (Registered)	7,430	884,581
Toshiba Corp.	6,400	199,519

		7,011,920

Insurance — 3.1%
Admiral Group plc	6,557	183,866
Aflac, Inc.	2,065	113,183
Ageas	3,233	168,246
AIA Group Ltd.	202,800	2,190,017
Allianz SE (Registered)	11,621	2,802,709
Allstate Corp. (The)	3,540	359,983
American Financial Group, Inc.	1,177	120,607
American International Group, Inc.	11,333	603,822
Aon plc	6,276	1,211,142
Assicurazioni Generali SpA	42,487	799,927

4

Schedule of Investments (unaudited) (continued) June 30, 2019	BlackRock Tactical Opportunities Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Insurance (continued)
Aviva plc	92,355	$489,164
AXA SA	33,561	881,370
Baloise Holding AG (Registered)	383	67,832
CNP Assurances	13,850	314,372
Dai-ichi Life Holdings, Inc.	8,200	124,064
Direct Line Insurance Group plc	10,758	45,348
Erie Indemnity Co., Class A	891	226,563
Fairfax Financial Holdings Ltd.	613	300,876
Gjensidige Forsikring ASA	20,662	416,445
Great-West Lifeco, Inc.	17,088	393,420
Hannover Rueck SE	1,028	166,221
Insurance Australia Group Ltd.	29,523	171,409
Intact Financial Corp.	1,555	143,703
Japan Post Holdings Co. Ltd.	75,100	850,509
Legal & General Group plc	206,244	706,595
Manulife Financial Corp.	47,012	854,405
Mapfre SA	200,979	587,729
Marsh & McLennan Cos., Inc.	9,136	911,316
MetLife, Inc.	6,688	332,193
MS&AD Insurance Group Holdings, Inc.	16,600	527,654
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	9,615	2,410,072
NN Group NV	27,065	1,087,983
Poste Italiane SpA(c)	20,170	212,545
Power Financial Corp.	10,626	244,401
Progressive Corp. (The)	7,242	578,853
Prudential Financial, Inc.	4,623	466,923
Prudential plc	52,673	1,149,903
QBE Insurance Group Ltd.	41,648	346,477
Reinsurance Group of America, Inc.	974	151,973
Sampo OYJ, Class A	11,494	542,568
Sompo Holdings, Inc.	10,100	390,684
Sony Financial Holdings, Inc.	2,800	67,383
Sun Life Financial, Inc.	14,132	585,223
Suncorp Group Ltd.	17,376	164,544
Swiss Life Holding AG (Registered)(d)	381	188,895
Swiss Re AG	4,475	454,738
Tokio Marine Holdings, Inc.	16,600	832,911
Travelers Cos., Inc. (The)	3,201	478,614
Willis Towers Watson plc	1,980	379,249
Zurich Insurance Group AG	1,061	369,174

		28,167,803

Interactive Media & Services — 2.4%
Alphabet, Inc., Class A(d)	5,386	5,831,961
Alphabet, Inc., Class C(d)	5,906	6,383,854
Facebook, Inc., Class A(d)	42,287	8,161,391
IAC/InterActiveCorp(d)	1,575	342,610
Kakaku.com, Inc.	1,300	25,143
Snap, Inc., Class A(d)	10,526	150,522
TripAdvisor, Inc.(d)	4,923	227,886
Twitter, Inc.(d)	11,527	402,292
Yahoo Japan Corp.	23,000	67,655

		21,593,314

Internet & Direct Marketing Retail — 2.7%
Amazon.com, Inc.(d)	10,962	20,757,972
Booking Holdings, Inc.(d)	1,421	2,663,963
eBay, Inc.	3,571	141,054
GrubHub, Inc.(d)	694	54,125
MercadoLibre, Inc.	493	301,603
Ocado Group plc(d)	2,398	35,548
Qurate Retail, Inc.(d)	4,121	51,059
Wayfair, Inc., Class A(d)	5,607	818,622

		24,823,946

Security	Shares	Value

IT Services — 1.1%
Adyen NV(c)(d)	667	$514,514
Automatic Data Processing, Inc.	6,595	1,090,351
Cognizant Technology Solutions Corp., Class A	1,877	118,983
Fidelity National Information Services, Inc.	4,953	607,634
Fiserv, Inc.(d)	7,553	688,532
Fujitsu Ltd.	13,300	929,488
GoDaddy, Inc., Class A(d)	1,203	84,391
Itochu Techno-Solutions Corp.	11,900	305,928
Jack Henry & Associates, Inc.	107	14,329
Mastercard, Inc., Class A	2,731	722,431
Obic Co. Ltd.	4,600	522,768
Okta, Inc.(d)	1,316	162,539
Otsuka Corp.	11,700	471,827
Paychex, Inc.	5,832	479,915
PayPal Holdings, Inc.(d)	7,905	904,806
Shopify, Inc., Class A(d)	1,429	429,480
Square, Inc., Class A(d)	1,016	73,691
VeriSign, Inc.(d)	736	153,942
Visa, Inc., Class A	6,853	1,189,338
Wirecard AG	1,660	280,235
Worldpay, Inc., Class A(d)	2,933	359,439

		10,104,561

Life Sciences Tools & Services — 0.6%
Agilent Technologies, Inc.	4,208	314,211
Illumina, Inc.(d)	2,800	1,030,820
Lonza Group AG (Registered)(d)	114	38,486
Mettler-Toledo International, Inc.(d)	769	645,960
QIAGEN NV(d)	2,223	90,458
Sartorius Stedim Biotech	177	27,910
Thermo Fisher Scientific, Inc.	8,863	2,602,886
Waters Corp.(d)	1,823	392,382

		5,143,113

Machinery — 0.4%
ANDRITZ AG	5,222	196,602
Caterpillar, Inc.	13,306	1,813,475
Deere & Co.	1,251	207,303
Kone OYJ, Class B	2,973	175,566
SMC Corp.	100	37,487
Spirax-Sarco Engineering plc	6,785	792,083
Yangzijiang Shipbuilding Holdings Ltd.	46,400	52,570

		3,275,086

Media — 1.0%
CBS Corp. (Non-Voting), Class B	9,292	463,671
Charter Communications, Inc., Class A(d)	4,134	1,633,674
Comcast Corp., Class A	92,537	3,912,464
CyberAgent, Inc.	4,400	160,345
Dentsu, Inc.	5,700	199,349
Discovery, Inc., Class A(d)	10,966	336,656
Discovery, Inc., Class C(d)	2,727	77,583
Fox Corp., Class A(d)	3,785	138,682
Fox Corp., Class B(d)	1,173	42,850
Hakuhodo DY Holdings, Inc.	16,200	273,629
I-CABLE Communications Ltd.(d)	12,579	159
Informa plc	7,835	83,089
Interpublic Group of Cos., Inc. (The)	716	16,175
Liberty Global plc, Class C(d)	17,916	475,312
News Corp., Class A	24,800	334,552
Nordic Entertainment Group AB, Class B(d)	52	1,221
Omnicom Group, Inc.	1,297	106,289
Schibsted ASA, Class B	1,080	28,157
SES SA, FDR	3,181	49,735
Shaw Communications, Inc., Class B	1,399	28,545
Sirius XM Holdings, Inc.	25,506	142,324

5

Schedule of Investments (unaudited) (continued) June 30, 2019	BlackRock Tactical Opportunities Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Media (continued)
Telenet Group Holding NV	667	$37,167
WPP plc	14,832	186,831

		8,728,459

Metals & Mining — 0.7%
Agnico Eagle Mines Ltd.	14,007	718,132
Alumina Ltd.	646,034	1,060,429
Anglo American plc	9,372	267,743
ArcelorMittal	4,077	72,929
Barrick Gold Corp.	18,657	294,483
BHP Group Ltd.	27,301	793,601
BHP Group plc	19,714	504,173
First Quantum Minerals Ltd.	49,574	470,926
Fortescue Metals Group Ltd.	2,350	14,945
Franco-Nevada Corp.	2,586	219,491
Freeport-McMoRan, Inc.	1,599	18,564
Glencore plc(d)	290,969	1,007,023
Kirkland Lake Gold Ltd.	343	14,778
Newcrest Mining Ltd.	6,202	139,335
Rio Tinto plc	4,352	269,359
South32 Ltd.	32,372	72,566

		5,938,477

Multiline Retail — 0.1%
Canadian Tire Corp. Ltd., Class A	1,602	174,544
Dollarama, Inc.	5,935	208,793
Next plc	668	46,778

		430,115

Multi-Utilities — 0.5%
AGL Energy Ltd.	224,363	3,155,322
Dominion Energy, Inc.	5,182	400,672
E.ON SE	19,881	215,711
Engie SA	31,448	476,862
National Grid plc	17,924	190,619
RWE AG	4,350	107,339
Veolia Environnement SA	11,665	284,047

		4,830,572

Oil, Gas & Consumable Fuels — 3.1%
Anadarko Petroleum Corp.	7,988	563,633
Apache Corp.	703	20,366
BP plc	348,985	2,431,298
Cabot Oil & Gas Corp.	7,952	182,578
Canadian Natural Resources Ltd.	19,605	528,619
Cenovus Energy, Inc.	13,231	116,695
Chevron Corp.	16,375	2,037,705
ConocoPhillips	24,713	1,507,493
Devon Energy Corp.	27,359	780,279
Enbridge, Inc.	27,935	1,008,992
Encana Corp.	9,107	46,733
Eni SpA	3,371	56,051
EOG Resources, Inc.	9,102	847,942
Equinor ASA	78,500	1,557,234
Exxon Mobil Corp.	52,997	4,061,160
Galp Energia SGPS SA	19,917	306,309
Hess Corp.	6,206	394,516
Husky Energy, Inc.	5,775	54,727
Imperial Oil Ltd.	13,255	367,016
JXTG Holdings, Inc.	46,000	229,260
Lundin Petroleum AB	13,062	406,969
Marathon Oil Corp.	21,134	300,314
Marathon Petroleum Corp.	3,164	176,804
Matador Resources Co.(d)	939	18,667
Occidental Petroleum Corp.	7,110	357,491
Oil Search Ltd.	50,422	251,446

Security	Shares	Value

Oil, Gas & Consumable Fuels (continued)
OMV AG	1,200	$58,494
Origin Energy Ltd.	6,783	34,879
Phillips 66	524	49,015
Pioneer Natural Resources Co.	876	134,781
Repsol SA	22,367	351,002
Royal Dutch Shell plc, Class A	74,205	2,421,873
Royal Dutch Shell plc, Class B	62,571	2,050,245
Santos Ltd.	46,658	232,942
Snam SpA	31,513	156,772
Suncor Energy, Inc.	27,639	862,169
TC Energy Corp.	7,657	379,590
TOTAL SA	39,148	2,195,959
Valero Energy Corp.	4,843	414,609
Woodside Petroleum Ltd.	20,041	514,023

		28,466,650

Paper & Forest Products — 0.0%
Oji Holdings Corp.	26,100	151,187

Personal Products — 1.1%
Beiersdorf AG	686	82,256
Coty, Inc., Class A	30,417	407,588
Estee Lauder Cos., Inc. (The), Class A	12,158	2,226,251
Kao Corp.	8,700	663,848
Kobayashi Pharmaceutical Co. Ltd.	3,500	251,106
Kose Corp.	1,900	320,686
L’Oreal SA	5,090	1,447,230
Pola Orbis Holdings, Inc.	16,400	459,562
Shiseido Co. Ltd.	12,100	915,204
Unilever NV, CVA	25,281	1,536,027
Unilever plc	28,552	1,772,374

		10,082,132

Pharmaceuticals — 6.3%
Allergan plc	13,518	2,263,319
Astellas Pharma, Inc.	55,200	786,642
AstraZeneca plc	22,328	1,825,352
Aurora Cannabis, Inc.(d)	3,061	23,982
Bausch Health Cos., Inc.(d)	5,999	151,355
Bayer AG (Registered)	13,374	927,625
Bristol-Myers Squibb Co.	63,670	2,887,434
Chugai Pharmaceutical Co. Ltd.	5,000	327,464
Daiichi Sankyo Co. Ltd.	10,800	566,412
Eisai Co. Ltd.	6,200	351,393
Elanco Animal Health, Inc.(d)	5,487	185,461
Eli Lilly & Co.	35,212	3,901,137
GlaxoSmithKline plc	98,163	1,967,662
H Lundbeck A/S	4,707	186,441
Hisamitsu Pharmaceutical Co., Inc.	700	27,741
Jazz Pharmaceuticals plc(d)	102	14,541
Johnson & Johnson	75,448	10,508,397
Kyowa Hakko Kirin Co. Ltd.	9,100	164,196
Merck & Co., Inc.	84,161	7,056,900
Merck KGaA	4,803	501,680
Mitsubishi Tanabe Pharma Corp.	3,600	40,063
Mylan NV(d)	27,991	532,949
Nektar Therapeutics(d)	9,251	329,151
Novartis AG (Registered)	33,123	3,023,858
Novo Nordisk A/S, Class B	36,547	1,866,719
Ono Pharmaceutical Co. Ltd.	1,900	34,162
Orion OYJ, Class B	543	19,912
Otsuka Holdings Co. Ltd.	5,100	166,651
Perrigo Co. plc	4,750	226,195
Pfizer, Inc.	172,439	7,470,057
Recordati SpA	2,836	118,205
Roche Holding AG	11,397	3,204,698

6

Schedule of Investments (unaudited) (continued) June 30, 2019	BlackRock Tactical Opportunities Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Pharmaceuticals (continued)
Sanofi SA	22,138	$1,913,217
Shionogi & Co. Ltd.	10,500	606,720
Sumitomo Dainippon Pharma Co. Ltd.	5,900	112,322
Taisho Pharmaceutical Holdings Co. Ltd.	3,000	231,078
Takeda Pharmaceutical Co. Ltd.	9,227	328,231
Teva Pharmaceutical Industries Ltd., ADR	22,969	212,004
UCB SA	1,235	102,492
Zoetis, Inc.	17,362	1,970,413

		57,134,231

Professional Services — 0.6%
CoStar Group, Inc.(d)	200	110,812
Persol Holdings Co. Ltd.	9,000	212,185
Recruit Holdings Co. Ltd.	22,500	753,342
Robert Half International, Inc.	9,159	522,155
SGS SA (Registered)	228	581,140
Teleperformance	10,791	2,162,052
TransUnion	6,935	509,792
Verisk Analytics, Inc.	2,413	353,408

		5,204,886

Road & Rail — 0.3%
Aurizon Holdings Ltd.	64,586	245,180
Canadian National Railway Co.	7,948	735,594
Canadian Pacific Railway Ltd.	948	223,276
Central Japan Railway Co.	4,100	822,083
East Japan Railway Co.	4,900	458,855

		2,484,988

Semiconductors & Semiconductor Equipment — 0.4%
Advantest Corp.	6,600	181,704
Applied Materials, Inc.	21,230	953,439
Infineon Technologies AG	23,091	410,320
Intel Corp.	17,048	816,088
Lam Research Corp.	514	96,550
NXP Semiconductors NV	2,508	244,806
Rohm Co. Ltd.	3,300	222,340
STMicroelectronics NV	3,674	65,162
Texas Instruments, Inc.	1,235	141,729

		3,132,138

Software — 1.2%
CDK Global, Inc.	1,317	65,112
DocuSign, Inc.(d)	1,580	78,542
Dropbox, Inc., Class A(d)	7,948	199,097
Fortinet, Inc.(d)	684	52,552
Intuit, Inc.	4,994	1,305,082
Microsoft Corp.	45,286	6,066,513
Nice Ltd.(d)	1,148	157,156
Oracle Corp.	7,700	563,766
Sage Group plc (The)	35,647	363,549
salesforce.com, Inc.(d)	577	87,548
SAP SE	10,596	1,452,625
Tableau Software, Inc., Class A(d)	277	45,988
Temenos AG (Registered)(d)	2,069	370,463
Trend Micro, Inc.	1,300	58,089

		10,866,082

Specialty Retail — 4.4%
Advance Auto Parts, Inc.	11,420	1,760,279
AutoZone, Inc.(d)	2,779	3,055,427
Best Buy Co., Inc.	37,944	2,645,835
CarMax, Inc.(d)	18,010	1,563,808
Fast Retailing Co. Ltd.	400	242,119
Hennes & Mauritz AB, Class B	1,546	27,467
Home Depot, Inc. (The)	62,668	13,033,064
Industria de Diseno Textil SA	9,031	271,718

Security	Shares	Value

Specialty Retail (continued)
Kingfisher plc	173,102	$471,821
Lowe’s Cos., Inc.	63,892	6,447,342
O’Reilly Automotive, Inc.(d)	8,691	3,209,760
Tiffany & Co.	16,747	1,568,189
Tractor Supply Co.	22,450	2,442,560
Ulta Beauty, Inc.(d)	10,102	3,504,283

		40,243,672

Technology Hardware, Storage & Peripherals — 1.3%
Apple, Inc.	51,209	10,135,285
FUJIFILM Holdings Corp.	7,900	401,081
Hewlett Packard Enterprise Co.	3,387	50,636
HP, Inc.	3,026	62,911
NEC Corp.	8,900	351,203
NetApp, Inc.	560	34,552
Seagate Technology plc	16,987	800,427
Xerox Corp.	5,570	197,234

		12,033,329

Textiles, Apparel & Luxury Goods — 0.5%
adidas AG	2,194	678,758
Gildan Activewear, Inc.	13,103	507,090
Hermes International	3,253	2,345,085
Kering SA	1,364	805,064
LVMH Moet Hennessy Louis Vuitton SE	964	409,821

		4,745,818

Tobacco — 0.3%
Altria Group, Inc.	2,945	139,446
British American Tobacco plc	28,921	1,009,804
Swedish Match AB	25,319	1,070,443

		2,219,693

Transportation Infrastructure — 0.4%
Aena SME SA(c)	6,654	1,318,842
Aeroports de Paris	6,803	1,200,273
Atlantia SpA	9,800	255,548
Auckland International Airport Ltd.	23,180	153,458
Sydney Airport(f)	64,511	364,454
Transurban Group(f)	19,156	198,349

		3,490,924

Wireless Telecommunication Services — 0.6%
KDDI Corp.	19,600	498,755
NTT DOCOMO, Inc.	43,200	1,007,940
Rogers Communications, Inc., Class B	4,209	225,307
Softbank Corp.	37,500	487,157
SoftBank Group Corp.	22,100	1,064,454
Sprint Corp.(d)	131,060	861,064
T-Mobile US, Inc.(d)	15,370	1,139,532
Vodafone Group plc	312,384	512,017

		5,796,226

Total Common Stocks — 66.8% (Cost: $573,662,765)		605,426,193

	Beneficial Interest (000)

Other Interests — 0.0%(g)

Capital Markets — 0.0%
Lehman Brothers Holdings, Inc.(b)(d)(h)	300	—

Total Other Interests — 0.0%		—

7

Schedule of Investments (unaudited) (continued) June 30, 2019	BlackRock Tactical Opportunities Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Preferred Stocks — 0.2%

Automobiles — 0.1%
Porsche Automobil Holding SE (Preference)	6,955	$450,576

Chemicals — 0.1%
Fuchs Petrolub SE (Preference)	30,899	1,213,103

Health Care Equipment & Supplies — 0.0%
Sartorius AG (Preference)	735	150,737

Household Products — 0.0%
Henkel AG & Co. KGaA (Preference)	2,840	277,807

Total Preferred Stocks — 0.2% (Cost: $2,120,471)		2,092,223

Rights — 0.0%

Oil, Gas & Consumable Fuels — 0.0%
Repsol SA(d)	32,586	18,075

Total Rights — 0.0% (Cost: $18,024)		18,075

	Par (000)

U.S. Treasury Obligations — 14.5%
U.S. Treasury Bonds, 8.75%, 08/15/20	8,200	8,817,883
U.S. Treasury Notes:
3.63%, 02/15/20	8,800	8,882,500

Security		Par (000)	Value

U.S. Treasury Obligations (continued)
2.75%, 08/15/21	USD	53,000	$54,095,195
1.13%, 08/31/21		60,000	59,203,125

Total U.S. Treasury Obligations — 14.5% (Cost: $129,112,714)			130,998,703

Total Long-Term Investments — 81.5% (Cost: $705,075,943)			738,535,194

		Shares

Short-Term Securities — 7.8%(i)
BlackRock Liquidity Funds, T-Fund, Institutional Class, 2.26%*		70,672,432	70,672,432
JPMorgan US Treasury Plus Money Market Fund, Agency Class, 2.17%		92,757	92,757

Total Short-Term Securities — 7.8% (Cost: $70,765,189)			70,765,189

Total Investments — 89.3% (Cost: $775,841,132)			809,300,383

Other Assets Less Liabilities — 10.7%			97,311,152

Net Assets — 100.0%			$906,611,535

(a)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(b)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Non-income producing security.
(e)

Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $6,176, representing less than 0.05% of its net assets as of period end, and an original cost of $48,000.

(f)	A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(g)	Other interests represent beneficial interests in liquidation trusts and other reorganizational or private entities. (h) Issuer filed for bankruptcy and/or is in default.
(i)	Annualized 7-day yield as of period end.
*

During the period ended June 30, 2019, investments in issuers considered to be an affiliate/affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 09/30/18	Net Activity	Shares Held at 06/30/19	Value at 06/30/19	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	20,008,118	50,664,314	70,672,432	$70,672,432	$858,728		$—	$—
SL Liquidity Series, LLC, Money Market Series(b)	—	—	—	—	34,320	(c)	(394)	—

				$70,672,432	$893,048		$(394)	$—

(a)	Includes net capital gain distributions, if applicable.
(b)	As of period end, the entity is no longer held by the Fund.
(c)

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

8

Schedule of Investments (unaudited) (continued) June 30, 2019	BlackRock Tactical Opportunities Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
CAC 40 10 Euro Index	800	07/19/19	$50,333	$442,067
IBEX 35 Index	248	07/19/19	25,868	220,156
OMXS30 Index	212	07/19/19	3,700	32,361
Euro-BTP	2	09/06/19	305	6,368
TOPIX Index	178	09/12/19	25,607	329,357
U.S. Treasury 10 Year Note	3,856	09/19/19	493,448	6,180,913
U.S. Treasury Ultra Bond	245	09/19/19	43,503	1,938,585
DAX Index	12	09/20/19	4,226	55,202
FTSE/MIB Index	193	09/20/19	23,215	730,311
S&P 500 E-Mini Index	534	09/20/19	78,610	1,315,866
Long Gilt	131	09/26/19	21,677	51,262
U.S. Treasury 5 Year Note	1,148	09/30/19	135,643	2,048,062

				13,350,510

Short Contracts
AEX Index	23	07/19/19	2,934	(17,848)
Hang Seng Index	7	07/30/19	1,277	(5,381)
MSCI Singapore Index	3,945	07/30/19	110,259	(962,756)
Euro-Bobl	773	09/06/19	118,170	(676,807)
Euro-Bund	1,664	09/06/19	326,847	(4,692,371)
Euro-Buxl	167	09/06/19	38,530	(1,662,603)
Australia 10 Year Bond	371	09/16/19	37,415	100,214
Canada 10 Year Bond	1,867	09/19/19	203,773	(631,142)
S&P/TSX 60 Index	147	09/19/19	21,950	(87,978)
SPI 200 Index	83	09/19/19	9,555	(134,849)
U.S. Treasury 10 Year Note	1,211	09/19/19	154,970	(3,661,403)
FTSE 100 Index	566	09/20/19	52,968	(570,304)
MSCI EAFE E-Mini Index	2,237	09/20/19	215,121	(6,038,631)
S&P 500 E-Mini Index	2,993	09/20/19	440,600	(7,317,310)

				(26,359,169)

				$(13,008,659)

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	18,069,000	USD	12,600,110	JPMorgan Chase Bank NA	09/18/19	$115,569
AUD	125,262,000	USD	87,834,566	Morgan Stanley & Co. International plc	09/18/19	315,931
AUD	10,280,000	USD	7,050,790	Standard Chartered Bank	09/18/19	183,544
AUD	2,478,000	USD	1,736,116	State Street Bank and Trust Co.	09/18/19	7,725
BRL	28,642,000	USD	7,353,471	Bank of America NA	09/18/19	48,823
BRL	36,146,000	USD	9,275,578	Citibank NA	09/18/19	66,064
CAD	1,360,000	USD	1,038,368	Bank of New York	09/18/19	1,663
CAD	8,843,000	USD	6,716,549	BNP Paribas SA	09/18/19	45,948
CAD	10,604,000	USD	7,921,743	Citibank NA	09/18/19	187,442
CAD	669,000	USD	501,046	Morgan Stanley & Co. International plc	09/18/19	10,558
CHF	15,538,000	USD	15,745,793	JPMorgan Chase Bank NA	09/18/19	285,779
CHF	170,000	USD	173,848	Morgan Stanley & Co. International plc	09/18/19	1,553
CNY	464,911,000	USD	67,230,693	BNP Paribas SA	09/18/19	402,368
CNY	213,718,000	USD	31,047,868	JPMorgan Chase Bank NA	09/18/19	42,819
EUR	1,522,549	USD	1,736,253	BNP Paribas SA	09/18/19	5,930
EUR	1,077,000	USD	1,232,160	Goldman Sachs International	09/18/19	203
EUR	18,515,452	USD	21,105,350	JPMorgan Chase Bank NA	09/18/19	81,046
EUR	105,943,510	USD	120,447,335	Morgan Stanley & Co. International plc	09/18/19	779,047
EUR	7,872,000	USD	8,909,042	Toronto Dominion Bank	09/18/19	98,533
GBP	3,414,000	USD	4,348,379	State Street Bank and Trust Co.	09/18/19	2,675

9

Schedule of Investments (unaudited) (continued) June 30, 2019	BlackRock Tactical Opportunities Fund

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
GBP	4,720,000	USD	5,943,452	Toronto Dominion Bank	09/18/19	$72,065
INR	525,778,000	USD	7,498,474	HSBC Bank plc	09/18/19	46,403
JPY	476,696,000	USD	4,424,791	JPMorgan Chase Bank NA	09/18/19	22,501
KRW	11,845,357,000	USD	10,104,865	Morgan Stanley & Co. International plc	09/18/19	152,989
MXN	1,139,585,000	USD	57,155,288	Citibank NA	09/18/19	1,432,460
MYR	43,023,000	USD	10,372,737	Barclays Bank plc	09/18/19	24,316
MYR	88,365,000	USD	21,127,316	Morgan Stanley & Co. International plc	09/18/19	227,205
NOK	6,250,000	USD	722,168	Citibank NA	09/18/19	12,110
NZD	1,122,000	USD	748,834	Morgan Stanley & Co. International plc	09/18/19	6,048
PLN	21,218,445	USD	5,648,161	Bank of America NA	09/18/19	45,053
PLN	20,723,237	USD	5,519,059	JPMorgan Chase Bank NA	09/18/19	41,283
PLN	21,217,318	USD	5,647,898	Morgan Stanley & Co. International plc	09/18/19	45,013
SEK	50,836,000	USD	5,400,387	Barclays Bank plc	09/18/19	105,073
SEK	44,526,000	USD	4,755,527	Citibank NA	09/18/19	66,569
SGD	1,218,000	USD	892,906	JPMorgan Chase Bank NA	09/18/19	8,402
SGD	39,000	USD	28,829	State Street Bank and Trust Co.	09/18/19	30
THB	302,450,000	USD	9,871,634	BNP Paribas SA	09/18/19	9,189
THB	955,546,000	USD	30,606,855	JPMorgan Chase Bank NA	09/18/19	610,144
USD	23,370,909	EUR	20,367,000	Bank of America NA	09/18/19	65,869
USD	63,177,983	GBP	49,491,000	Citibank NA	09/18/19	102,993
USD	3,410,226	JPY	365,434,000	Goldman Sachs International	09/18/19	942
USD	7,961,635	JPY	846,513,000	JPMorgan Chase Bank NA	09/18/19	64,169
USD	75,537,652	JPY	8,088,950,891	Morgan Stanley & Co. International plc	09/18/19	72,512
ZAR	367,078,000	USD	24,617,933	Citibank NA	09/18/19	1,185,049
ZAR	37,906,526	USD	2,613,252	Morgan Stanley & Co. International plc	09/18/19	51,308
ZAR	80,886,474	USD	5,575,720	UBS AG	09/18/19	110,025

						7,262,940

USD	228,175	ILS	819,577	JPMorgan Chase Bank NA	07/01/19	(1,475)
GBP	8,169,000	USD	10,456,117	Morgan Stanley & Co. International plc	09/18/19	(44,940)
NOK	10,331,000	USD	1,218,773	BNP Paribas SA	09/18/19	(5,041)
PLN	53,528,000	USD	14,382,481	JPMorgan Chase Bank NA	09/18/19	(20,151)
SEK	20,744,000	USD	2,253,136	JPMorgan Chase Bank NA	09/18/19	(6,593)
USD	9,012,414	AUD	12,919,727	JPMorgan Chase Bank NA	09/18/19	(79,572)
USD	10,931,231	AUD	15,665,273	Morgan Stanley & Co. International plc	09/18/19	(92,876)
USD	10,614,611	AUD	15,268,000	State Street Bank and Trust Co.	09/18/19	(129,923)
USD	5,154,153	BRL	20,011,000	Bank of America NA	09/18/19	(17,528)
USD	16,234,065	CAD	21,491,941	Bank of America NA	09/18/19	(201,443)
USD	85,360,360	CAD	113,966,324	Citibank NA	09/18/19	(1,792,982)
USD	15,210,434	CAD	20,140,059	JPMorgan Chase Bank NA	09/18/19	(191,251)
USD	18,058,245	CAD	24,111,500	Morgan Stanley & Co. International plc	09/18/19	(380,516)
USD	8,011,021	CHF	7,776,000	HSBC Bank plc	09/18/19	(11,987)
USD	6,878,227	CHF	6,726,000	Morgan Stanley & Co. International plc	09/18/19	(61,428)
USD	32,383,916	CNY	224,291,000	Standard Chartered Bank	09/18/19	(244,882)
USD	15,999,615	EUR	14,073,000	Morgan Stanley & Co. International plc	09/18/19	(103,484)
USD	10,205,117	GBP	8,010,000	State Street Bank and Trust Co.	09/18/19	(3,419)
USD	6,754,665	INR	477,250,000	JPMorgan Chase Bank NA	09/18/19	(93,839)
USD	82,513,865	KRW	96,710,376,000	Goldman Sachs International	09/18/19	(1,235,483)
USD	5,651,291	KRW	6,657,383,827	HSBC Bank plc	09/18/19	(113,877)
USD	11,267,606	KRW	13,270,141,173	JPMorgan Chase Bank NA	09/18/19	(224,084)
USD	15,155,770	MXN	295,098,000	Bank of America NA	09/18/19	(15,654)
USD	579,771	MXN	11,536,000	Morgan Stanley & Co. International plc	09/18/19	(13,312)
USD	682,547	MYR	2,831,000	Barclays Bank plc	09/18/19	(1,600)
USD	17,536,357	MYR	73,074,000	UBS AG	09/18/19	(122,900)
USD	18,603	NOK	161,000	Citibank NA	09/18/19	(312)
USD	4,259,043	NOK	36,758,000	JPMorgan Chase Bank NA	09/18/19	(59,450)
USD	994,128	NZD	1,506,000	BNP Paribas SA	09/18/19	(19,111)
USD	5,887,962	PLN	22,292,413	Bank of America NA	09/18/19	(93,412)
USD	21,290,586	PLN	80,719,000	Citibank NA	09/18/19	(367,480)
USD	4,306,425	PLN	16,309,587	UBS AG	09/18/19	(69,671)
USD	5,497,559	SEK	51,661,000	Citibank NA	09/18/19	(97,246)
USD	3,299,967	SGD	4,498,000	Morgan Stanley & Co. International plc	09/18/19	(28,507)
USD	11,986,166	THB	375,167,000	Barclays Bank plc	09/18/19	(270,269)

10

Schedule of Investments (unaudited) (continued) June 30, 2019	BlackRock Tactical Opportunities Fund

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	9,492,128	THB	296,610,000	Goldman Sachs International	09/18/19	$(197,907)
USD	4,836,499	ZAR	72,340,000	Bank of America NA	09/18/19	(248,490)
USD	427,470	ZAR	6,374,000	Citibank NA	09/18/19	(20,577)

						(6,682,672)

	Net Unrealized Appreciation					$580,268

Centrally Cleared Interest Rate Swaps

Paid by the Fund		Received by the Fund		Effective Date		Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
7.39%	Monthly	28 day MXIBTIIE	Monthly	09/18/19	(a)	09/11/24	MXN	1,523,000	$(607,503)	$—	$(607,503)
3 month LIBOR	Quarterly	1.76%	Semi-Annual	09/18/19	(a)	09/17/24	USD	171,000	253,301	47,475	205,826
6 month EURIBOR	Semi-Annual	-0.07%	Annual	09/18/19	(a)	09/18/24	EUR	53,000	420,214	2,951	417,263
6 month EURIBOR	Semi-Annual	-0.19%	Annual	09/18/19	(a)	09/18/24	EUR	42,000	56,957	3,572	53,385
1.94%	Annual	6 month WIBOR	Semi-Annual	09/18/19	(a)	09/18/24	PLN	214,000	(118,603)	—	(118,603)
1.98%	Annual	6 month WIBOR	Semi-Annual	09/18/19	(a)	09/18/24	PLN	214,000	(227,329)	—	(227,329)
3 month JIBAR	Quarterly	7.14%	Quarterly	09/18/19	(a)	09/18/24	ZAR	530,500	103,764	—	103,764
1.68%	Semi-Annual	3 month BA	Semi-Annual	09/18/19	(a)	09/18/24	CAD	107,000	93,351	—	93,351
6 month BBR	Semi-Annual	1.43%	Semi-Annual	09/18/19	(a)	09/18/24	AUD	89,600	657,740	—	657,740
6 month BBR	Semi-Annual	1.43%	Semi-Annual	09/18/19	(a)	09/18/24	AUD	134,400	984,337	—	984,337
3 month JIBAR	Quarterly	7.17%	Quarterly	09/18/19	(a)	09/18/24	ZAR	745,000	216,761	—	216,761
0.31%	Annual	3 month STIBOR	Quarterly	09/18/19	(a)	09/18/24	SEK	398,000	(397,715)	25,976	(423,691)
0.41%	Annual	3 month STIBOR	Quarterly	09/18/19	(a)	09/18/24	SEK	541,000	(826,762)	(19,762)	(807,000)
6 month SOR	Semi-Annual	2.01%	Semi-Annual	09/18/19	(a)	09/18/24	SGD	46,000	472,946	—	472,946
2.32%	Quarterly	3 month HIBOR	Quarterly	09/18/19	(a)	09/18/24	HKD	433,000	(1,719,215)	(430,297)	(1,288,918)
1.80%	Semi-Annual	3 month BA	Semi-Annual	09/18/19	(a)	09/18/24	CAD	244,000	(823,723)	—	(823,723)
0.60%	Annual	3 month STIBOR	Quarterly	09/18/19	(a)	09/18/24	SEK	673,000	(1,745,868)	727	(1,746,595)
6 month GBP LIBOR	Semi-Annual	1.34%	Semi-Annual	09/18/19	(a)	09/18/24	GBP	354,000	9,574,827	20,322	9,554,505
2.17%	Semi-Annual	3 month BA	Semi-Annual	09/18/19	(a)	09/18/24	CAD	383,000	(6,495,567)	(22,414)	(6,473,153)
3 month LIBOR	Quarterly	1.69%	Semi-Annual	09/18/19	(a)	09/18/24	USD	65,000	(121,487)	8,483	(129,970)
1.64%	Quarterly	3 month HIBOR	Quarterly	09/18/19	(a)	09/18/24	HKD	92,472	15,863	—	15,863
1.66%	Quarterly	3 month HIBOR	Quarterly	09/18/19	(a)	09/18/24	HKD	296,228	28,126	—	28,126
1.66%	Quarterly	3 month HIBOR	Quarterly	09/18/19	(a)	09/18/24	HKD	209,300	13,461	—	13,461
2.08%	Annual	6 month WIBOR	Semi-Annual	09/18/19	(a)	09/18/24	PLN	284,500	(663,580)	—	(663,580)
1.81%	Annual	6 month WIBOR	Semi-Annual	09/18/19	(a)	09/18/24	PLN	168,000	177,892	—	177,892
6 month SOR	Semi-Annual	2.01%	Semi-Annual	09/18/19	(a)	09/18/24	SGD	46,000	480,267	—	480,267
3 month JIBAR	Quarterly	7.17%	Quarterly	09/18/19	(a)	09/18/24	ZAR	803,000	233,636	—	233,636

									$36,091	$(362,967)	$399,058

(a)	Forward Swap.

11

Schedule of Investments (unaudited) (continued) June 30, 2019	BlackRock Tactical Opportunities Fund

OTC Interest Rate Swaps

Paid by the Fund		Received by the Fund		Counterparty	Effective Date		Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
1 day BZDIOVER	At Termination	7.98%	At Termination	BNP Paribas SA	N/A		01/02/23	BRL	153,000	$2,065,188	$—	$2,065,188
1 day BZDIOVER	At Termination	8.06%	At Termination	Morgan Stanley & Co. International plc	N/A		01/02/23	BRL	148,000	2,143,804	—	2,143,804
1 day MIBOR	Semi-Annual	5.66%	Semi-Annual	Bank of America NA	09/18/19	(a)	09/18/24	INR	3,609,000	274,659	—	274,659
1 week CNREPOFI	Quarterly	2.89%	Quarterly	Bank of America NA	09/18/19	(a)	09/18/24	CNY	168,300	(61,927)	—	(61,927)
1 week CNREPOFI	Quarterly	3.11%	Quarterly	Bank of America NA	09/18/19	(a)	09/18/24	CNY	194,103	221,069	—	221,069
1 week CNREPOFI	Quarterly	3.13%	Quarterly	Bank of America NA	09/18/19	(a)	09/18/24	CNY	85,000	106,530	—	106,530
1 week CNREPOFI	Quarterly	3.13%	Quarterly	Bank of America NA	09/18/19	(a)	09/18/24	CNY	85,000	107,101	—	107,101
1.63%	Quarterly	3 month CD_KSDA	Quarterly	Bank of America NA	09/18/19	(a)	09/18/24	KRW	28,968,875	(279,734)	—	(279,734)
1.65%	Quarterly	3 month CD_KSDA	Quarterly	Bank of America NA	09/18/19	(a)	09/18/24	KRW	66,508,992	(703,157)	—	(703,157)
3.31%	Quarterly	3 month KLIBOR	Quarterly	Bank of America NA	09/18/19	(a)	09/18/24	MYR	129,000	75,408	—	75,408
1 day MIBOR	Semi-Annual	5.47%	Semi-Annual	Citibank NA	09/18/19	(a)	09/18/24	INR	2,000,000	(85,883)	—	(85,883)
1 week CNREPOFI	Quarterly	2.88%	Quarterly	Citibank NA	09/18/19	(a)	09/18/24	CNY	170,850	(68,612)	—	(68,612)
1 week CNREPOFI	Quarterly	2.89%	Quarterly	Citibank NA	09/18/19	(a)	09/18/24	CNY	170,850	(57,118)	—	(57,118)
1 week CNREPOFI	Quarterly	3.09%	Quarterly	Citibank NA	09/18/19	(a)	09/18/24	CNY	342,000	345,800	—	345,800
1.62%	Quarterly	3 month CD_KSDA	Quarterly	Deutsche Bank AG	09/18/19	(a)	09/18/24	KRW	31,197,250	(295,406)	—	(295,406)
1.68%	Quarterly	3 month CD_KSDA	Quarterly	Deutsche Bank AG	09/18/19	(a)	09/18/24	KRW	93,728,001	(1,102,150)	—	(1,102,150)
1.68%	Quarterly	3 month CD_KSDA	Quarterly	Deutsche Bank AG	09/18/19	(a)	09/18/24	KRW	47,535,000	(563,913)	—	(563,913)
1 day MIBOR	Semi-Annual	5.63%	Semi-Annual	HSBC Bank plc	09/18/19	(a)	09/18/24	INR	1,291,312	72,320	—	72,320
1 day MIBOR	Semi-Annual	5.65%	Semi-Annual	HSBC Bank plc	09/18/19	(a)	09/18/24	INR	2,580,688	176,451	—	176,451
1.65%	Quarterly	3 month CD_KSDA	Quarterly	HSBC Bank plc	09/18/19	(a)	09/18/24	KRW	66,508,992	(712,850)	—	(712,850)
1.65%	Quarterly	3 month CD_KSDA	Quarterly	HSBC Bank plc	09/18/19	(a)	09/18/24	KRW	66,499,016	(691,977)	—	(691,977)
6 month THBFIX	Semi-Annual	1.62%	Semi-Annual	HSBC Bank plc	09/18/19	(a)	09/18/24	THB	2,019,000	(227,957)	—	(227,957)
1 week CNREPOFI	Quarterly	3.10%	Quarterly	HSBC Bank USA NA	09/18/19	(a)	09/18/24	CNY	35,000	38,332	—	38,332
3.31%	Quarterly	3 month KLIBOR	Quarterly	JPMorgan Chase Bank NA	09/18/19	(a)	09/18/24	MYR	129,000	82,521	—	82,521
1.62%	Quarterly	3 month CD_KSDA	Quarterly	Morgan Stanley & Co. International plc	09/18/19	(a)	09/18/24	KRW	23,608,875	(221,095)	—	(221,095)

										$637,404	$—	637,404

(a)	Forward Swap.

12

Schedule of Investments (unaudited) (continued) June 30, 2019	BlackRock Tactical Opportunities Fund

OTC Total Return Swaps

Reference Entity	Fixed Amount Paid / (Received) by the Fund (a)		Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Taiwan Capitalization Weighted Stock Index Future July 2019	TWD	584,663,052	Merrill Lynch International & Co.	07/17/19	TWD	584,663	$450,592	$—	$450,592
KOSPI 200 Index Futures September 2019	KRW	7,380,122,950	Merrill Lynch International & Co.	09/11/19	KRW	7,380,123	178,649	—	178,649
KOSPI 200 Index Futures September 2019	KRW	2,708,302,000	Merrill Lynch International & Co.	09/11/19	KRW	2,708,302	65,559	—	65,559
KOSPI 200 Index Futures September 2019	KRW	11,442,575,950	Merrill Lynch International & Co.	09/11/19	KRW	11,442,576	276,988	—	276,988
KOSPI 200 Index Futures September 2019	KRW	8,598,858,850	Merrill Lynch International & Co.	09/11/19	KRW	8,598,859	208,151	—	208,151
KOSPI 200 Index Futures September 2019	KRW	30,468,397,500	Merrill Lynch International & Co.	09/11/19	KRW	30,468,398	737,541	—	737,541
KOSPI 200 Index Futures September 2019	KRW	9,343,641,900	Merrill Lynch International & Co.	09/11/19	KRW	9,343,642	226,180	—	226,180
KOSPI 200 Index Futures September 2019	KRW	17,197,717,700	Merrill Lynch International & Co.	09/11/19	KRW	17,197,718	416,301	—	416,301
KOSPI 200 Index Futures September 2019	KRW	14,827,953,450	Merrill Lynch International & Co.	09/11/19	KRW	14,827,953	358,937	—	358,937
KOSPI 200 Index Futures September 2019	KRW	6,973,877,650	Merrill Lynch International & Co.	09/11/19	KRW	6,973,878	168,815	—	168,815
KOSPI 200 Index Futures September 2019	KRW	4,183,718,150	Merrill Lynch International & Co.	09/11/19	KRW	4,183,718	113,871	—	113,871

							$3,201,584	$—	$3,201,584

(a)	At termination, the fixed amount paid (received) will be exchanged for the total return of the reference entity.

The following reference rates, and their values as of period end, are used for security descriptions:

Reference Index		Reference Rate
1 day BZDIOVER	Overnight Brazil CETIP — Interbank Rate	0.25%
1 day MIBOR	Mumbai Interbank Offered Rate	5.97%
1 week CNREPOFI	7 Day China Fixing Repo Rates	2.63%
28 day MXIBTIIE	Mexico Interbank TIIE 28-Day	8.49%
3 month BA	3 month Canadian Bankers Acceptances	1.97%
3 month CD_KSDA	Certificates of Deposit by the Korean Securities Dealers Association	1.70%
3 month HIBOR	Hong Kong Interbank Offered Rate	2.46%
3 month JIBAR	Johannesburg Interbank Average Rate	7.03%
3 month KLIBOR	Kuala Lumpur Interbank Offered Rate	3.46%
3 month LIBOR	London Interbank Offered Rate	2.32%
3 month STIBOR	Stockholm Interbank Offered Rate	(0.03%)
6 month BBR	Australian Bank Bill Rate	1.22%
6 month EURIBOR	Euro Interbank Offered Rate	(0.31%)
6 month LIBOR GBP	London Interbank Offered Rate	0.85%
6 month SOR	Singapore Interbank Offered Rates	1.74%
6 month THBFIX	6 month Thai Baht Interest Rate Fixing	1.48%
6 month WIBOR	Warsaw Interbank Offered Rate	1.69%

13

Schedule of Investments (unaudited) (continued) June 30, 2019	BlackRock Tactical Opportunities Fund

Glossary of Terms Used in this Report

Currency

AUD	Australian Dollar

BRL	Brazilian Real

CAD	Canadian Dollar

CHF	Swiss Franc

CNY	Chinese Yuan

EUR	Euro

GBP	British Pound

HKD	Hong Kong Dollar

INR	Indian Rupee

JPY	Japanese Yen

KRW	South Korean Won

MXN	Mexican Peso

MYR	Malaysian Ringgit

NOK	Norwegian Krone

NZD	New Zealand Dollar

PLN	Polish Zloty

SEK	Swedish Krona

SGD	Singapore Dollar

THB	Thai Baht

TWD	Taiwan New Dollar

USD	United States Dollar

ZAR	South African Rand

Portfolio Abbreviations

ADR	American Depositary Receipts

BA	Canadian Bankers Acceptances

BBR	Australian Bank Bill Rate

BZDIOVER	Overnight Brazil CETIP — Interbank Rate

CD_KSDA	Certificates of Deposit by the Korean Securities Dealers Association

CDO	Collateralized Debt Obligation

CNREPOFI	Day China Fixing Repo Rates

CVA	Certification Van Aandelon (Dutch Certificate)

EURIBOR	Euro Interbank Offered Rate

FDR	Fiduciary Depositary Receipt

HIBOR	Hong Kong Interbank Offer Rate

JIBAR	Johannesburg Interbank Agreed Rate

KLIBOR	Kuala Lumpur Interbank Offered Rate

LIBOR	London Interbank Offered Rate

MIBOR	Moscow Interbank Offered Rate

MSCI	Morgan Stanley Capital International

MXIBTIIE	Mexico Interbank TIIE 28-Day

OTC	Over-the-counter

SOR	Singapore Interbank Offered Rates

STIBOR	Stockholm Interbank Offered Rate

THBFIX	Thai Baht Interest Rate Fixing

WIBOR	Warsaw Interbank Offered Rate

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Aerospace & Defense	$6,552,561	$3,737,488	$—	$10,290,049
Air Freight & Logistics	19,074,163	—	—	19,074,163
Airlines	7,304,149	352,056	—	7,656,205
Automobiles	5,035,308	7,237,700	—	12,273,008
Banks	26,805,904	24,247,814	—	51,053,718

14

Schedule of Investments (unaudited) (continued) June 30, 2019	BlackRock Tactical Opportunities Fund

	Level 1	Level 2	Level 3	Total
Beverages	$—	$2,127,743	$—	$2,127,743
Biotechnology	14,789,389	1,659,454	—	16,448,843
Building Products	331,326	316,818	—	648,144
Capital Markets	10,516,923	6,921,760	—	17,438,683
Chemicals	7,697,951	7,185,958	—	14,883,909
Commercial Services & Supplies	1,630,706	5,170,632	—	6,801,338
Construction & Engineering	—	6,698,997	—	6,698,997
Construction Materials	—	24,289	—	24,289
Consumer Finance	3,252,916	250,282	—	3,503,198
Containers & Packaging	3,943,997	391,691	—	4,335,688
Distributors	—	16,078	—	16,078
Diversified Financial Services	5,262,060	1,949,862	—	7,211,922
Diversified Telecommunication Services	7,352,452	3,663,309	—	11,015,761
Electric Utilities	13,023,621	4,014,853	6,176	17,044,650
Electrical Equipment	4,481,140	933,693	—	5,414,833
Electronic Equipment, Instruments & Components	1,006,182	2,834,250	—	3,840,432
Energy Equipment & Services	2,122,641	—	—	2,122,641
Entertainment	7,707,348	2,126,622	—	9,833,970
Equity Real Estate Investment Trusts (REITs)	430,770	—	—	430,770
Food & Staples Retailing	3,557,829	3,110,652	—	6,668,481
Food Products	569,350	5,059,995	—	5,629,345
Gas Utilities	—	1,090,317	—	1,090,317
Health Care Equipment & Supplies	19,280,232	4,653,016	—	23,933,248
Health Care Providers & Services	12,239,509	2,920,694	—	15,160,203
Health Care Technology	1,028,580	—	—	1,028,580
Hotels, Restaurants & Leisure	1,336,969	907,673	—	2,244,642
Household Durables	353,547	252,240	—	605,787
Household Products	10,055,007	1,906,923	—	11,961,930
Independent Power and Renewable Electricity Producers	612,942	202,364	—	815,306
Industrial Conglomerates	1,838,340	5,173,580	—	7,011,920
Insurance	8,456,449	19,711,354	—	28,167,803
Interactive Media & Services	21,500,516	92,798	—	21,593,314
Internet & Direct Marketing Retail	24,788,398	35,548	—	24,823,946
IT Services	7,079,801	3,024,760	—	10,104,561
Life Sciences Tools & Services	4,986,259	156,854	—	5,143,113
Machinery	2,020,778	1,254,308	—	3,275,086
Media	7,787,890	940,569	—	8,728,459
Metals & Mining	1,736,374	4,202,103	—	5,938,477
Multiline Retail	383,337	46,778	—	430,115
Multi-Utilities	400,672	4,429,900	—	4,830,572
Oil, Gas & Consumable Fuels	15,211,894	13,254,756	—	28,466,650
Paper & Forest Products	—	151,187	—	151,187
Personal Products	2,633,839	7,448,293	—	10,082,132
Pharmaceuticals	37,733,295	19,400,936	—	57,134,231
Professional Services	3,658,219	1,546,667	—	5,204,886
Road & Rail	958,870	1,526,118	—	2,484,988
Semiconductors & Semiconductor Equipment	2,252,612	879,526	—	3,132,138
Software	7,900,434	2,965,648	—	10,866,082
Specialty Retail	39,230,547	1,013,125	—	40,243,672
Technology Hardware, Storage & Peripherals	11,281,045	752,284	—	12,033,329
Textiles, Apparel & Luxury Goods	507,090	4,238,728	—	4,745,818
Tobacco	139,446	2,080,247	—	2,219,693
Transportation Infrastructure	—	3,490,924	—	3,490,924
Wireless Telecommunication Services	2,225,903	3,570,323	—	5,796,226
Preferred Stocks(a)	—	2,092,223	—	2,092,223
Rights(a)	18,075	—	—	18,075
U.S. Treasury Obligations	—	130,998,703	—	130,998,703
Short-Term Securities	70,765,189	—	—	70,765,189

	$472,850,744	$336,443,463	$6,176	$809,300,383

Derivative Financial Instruments(b)
Assets:
Equity contracts	$3,125,320	$3,201,584	$—	$6,326,904
Foreign currency exchange contracts	—	7,262,940	—	7,262,940
Interest rate contracts	10,325,404	19,418,306	—	29,743,710

15

Schedule of Investments (unaudited) (continued) June 30, 2019	BlackRock Tactical Opportunities Fund

	Level 1	Level 2	Level 3	Total
Liabilities:
Equity contracts	$(15,135,057)	$—	$—	$(15,135,057)
Foreign currency exchange contracts	—	(6,682,672)	—	(6,682,672)
Interest rate contracts	(11,324,326)	(18,381,844)	—	(29,706,170)

	$(13,008,659)	$4,818,314	$—	$(8,190,345)

(a)	See above Schedule of Investments for values in each industry.
(b)

Derivative financial instruments are swaps, future contracts and forward foreign currency exchange contracts. Swaps, future contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

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